Stockholders' Equity - Additional Information (Details) - USD ($)					1 Months Ended		3 Months Ended		9 Months Ended	12 Months Ended
	Aug. 11, 2021	Jun. 07, 2021	Aug. 15, 2019	Aug. 15, 2019	Sep. 30, 2022	Aug. 31, 2019	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2021	Mar. 31, 2022	Mar. 08, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, shares authorized							200,000,000		200,000,000	200,000,000	200,000,000					200,000,000
Common stock, par value							$ 0		$ 0	$ 0	$ 0					$ 0
Common stock, shares issued		668,164					62,161,553		62,161,553	61,691,054	60,461,611					26,460,371
Warrants to purchase of common stock										181,553
Additional shares received of common stock							5,726,864		5,726,864	5,726,864	5,726,864
Earn out shares, description									is at or above $15 (but below $20), 50% of the Earnout Shares will be issued; and	is at or above $15 (but below $20), 50% of the Earnout Shares will be issued; and	is at or above $15 (but below $20), 50% of the Earnout Shares will be issued; andb)is at or above $20 (i) to the extent no Earnout Shares have previously been issued, 100% of the Earnout Shares or (ii) to the extent the event Earnout Shares were previously issued, 50% of the Earnout Shares will be issued.
Fair value of earn out shares									$ 32,400,000	$ 32,400,000	$ 32,400,000
Earnout shares issued							0		0	0	0
Stock based compensation expense							$ 1,500,000
forfeitures							$ 2,000,000.0
Contractual life		10 years
Expected volatility of common stock										55.00%	55.00%
Stock Repurchase Program, Authorized Amount												$ 30,000,000.0	$ 30,000,000.0
Repurchases of common stock							2,871,894		2,871,894	2,871,894	0
Private Warrants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price per share of warrants outstanding						$ 1.00	$ 1.00		$ 1.00
Commencement of warrants exercisable after the completion of merger						65 days
Cancellation Of Warrants						$ 4,000,000
Purchase Price Of Warrants						$ 12,000,000.0
Purchase Of Warrants						12,000,000
Warrants to purchase of common stock							8,000,000		8,000,000
Public Warrants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price per share of warrants outstanding			$ 11.50	$ 11.50			$ 11.50		$ 11.50
Expiration period of warrants exercisable after the closing date of merger			5 years	5 years
Commencement of warrants exercisable after the completion of merger			65 days	65 days
Warrants to purchase of common stock							18,000,000		18,000,000
Expiration period of warrants exercisable after the commencement date	5 years
Closing price of common stock trading period					20 days	20 days
Closing Price Of Common Stock Trading Period, Maximum number of days					30 days	30 days
Warrant, exercise price, Increase					$ 18.00	$ 18.00
Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares outstanding					61,691,054		62,161,553	62,161,553	62,161,553	61,691,054	60,461,611	61,691,054		60,461,611	60,461,611	26,460,375	26,460,375
Exercise price per share of warrants outstanding						$ 11.50	$ 11.50		$ 11.50
Warrants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants to purchase of common stock							25,646,453		25,646,453	25,818,247	26,000,000
Warrants repurchased							0		171,994
Repurchases of common stock										181,553
Shares issued, price per share							$ 1.00		$ 1.00	$ 1.46
Treasury Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares outstanding					2,871,894		2,871,894	2,871,894	2,871,894	2,871,894		313,539
Shares issued, price per share										$ 9.04
Stock repurchased during period, value									$ 200,000	$ 26,200,000
Share-Based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual life									10 years	10 years
Required Minimum Volume Weighted Average Price Per Common Stock For Exercise Of Vested Options							$ 12.50		$ 12.50	$ 12.50
Percentage of stock options expected to vest after eighteen months of grant date							25.00%		25.00%	25.00%
Percentage of stock options expected to vest on each of second, third and fourth anniversary of the grant date							25.00%		25.00%	25.00%
Unrecognized compensation expense to stock option							$ 3,100,000		$ 3,100,000	$ 8,000,000.0
Weighted average period									2 years 10 months 24 days	3 years 2 months 12 days
Shares, Vested and Exercisable							643,547		643,547	0
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense to stock option							$ 3,300,000		$ 3,300,000	$ 10,100,000
Weighted average period									2 years 9 months 18 days	2 years 7 months 6 days
Restricted stock units vested								755,880	755,880
Shares paid for tax withholding (in shares)								285,381
Restricted stock units forfeited							569,489		569,489
Restricted stock units vesting percentage									25.00%
Share Repurchase Plan | Warrants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Repurchase Of Warrants									353,547
IPO | Private Warrants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants to purchase of common stock						12,000,000	8,000,000		8,000,000
IPO | Public Warrants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants issued to purchase of common stock			18,000,000	18,000,000